Risk Management and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management And Fair Value Measurements
Schedule of Fair Value of Assets and Liabilities

Fair value: The Management has determined that the fair values of the assets and liabilities as of December 31, 2022, are as follows:

	Carrying Value	Fair Value
Cash and cash equivalents (including restricted cash)	$10,189	$10,189
Trade accounts receivable	$10,469	$10,469
Trade accounts payable	$2,604	$2,604
Long-term debt with variable interest rates, net	$65,750	$65,750
Promissory note with non-variable interest rate*	$6,000	$5,968
Due to related parties	$1,028	$1,028

*	As at December 31, 2022, Carrying Value and the Theoretical Fair Value of the Promissory Note is $6,000 and $5,968, respectively.

Schedule of Financial Derivative Instrument Location
	December 31,
Consolidated Balance Sheets – Location	2021	2022
Financial derivative instrument – Other non-current assets	$74	$619

Schedule of Gains Losses on Derivative Instruments

	December 31,
Consolidated Statements of Comprehensive Income/(Loss) – Location	2021	2022
Financial derivative instrument – Fair value at the beginning of the period	$—	$74
Financial derivative instrument – Additions of the period	74	—
Financial derivative instrument – Amounts received	—	(10)
Financial derivative instrument – Fair value as at period end	74	619
Gain/(Loss) from financial derivative instrument	$—	$555